Share-Based Payments - Summary of Share Rights (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number	6,547,018	4,631,721
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number	436,403	65,405
Share Rights | Non-Executive Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized | $	$ 444,480	$ 31,943
Share Rights | Ron Edmonds | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Dec. 31, 2023
Number		54,863
Vesting date		Dec. 31, 2024
Fair value | $ / shares			$ 0.74
Expiry		Dec. 31, 2023
Expense recognized | $		$ 26,794
Share Rights | Ron Edmonds | Grant Date, Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date		Dec. 31, 2023
Number		10,542
Vesting date		Dec. 31, 2024
Fair value | $ / shares			$ 0.74
Expiry		Dec. 31, 2023
Expense recognized | $		$ 5,149